Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net loss	¥ (574,781)	$ (82,563)	¥ (488,066)	¥ (242,760)
Adjustments for:
Depreciation of property and equipment (Note 9)	20,287	2,914	5,854	1,027
Amortization of intangible assets (Note 10)	1,300	187	57	0
Amortization of prepaid interest expense and service fees to loan companies (Note 12)	304	44	2,308	269
Change in fair value of short-term investment				(750)
Foreign exchange (gains)/losses	2,221	319	4,156	(7,144)
Share-based compensation (Note 16)	26,683	3,833	45,473	8,518
Amortization of operating lease right of use asset (Note 13)	32,301	4,640
Interest expense of operating lease liability (Note 13)	8,480	1,218
Impairment of property and equipment (Note 9)	6,857	985
Compensation to founding shareholders in connection with the transfer of Class A ordinary shares to new investor				2,399
Compensation to employees in connection with the repurchase of vested shares options				1,685
Changes in assets and liabilities:
Accounts receivable	7,043	1,012	(41,339)	(10,627)
Prepayments and other current assets	29,983	4,306	(91,232)	(16,016)
Receivables of interest income	(10,116)	(1,453)
Other non-current assets	(1,077)	(155)	(5,872)	(1,498)
Deferred tax assets	1,604	230	(16,940)
Accounts payable	61,391	8,818	4,236	53,463
Salary and welfare payable	45,652	6,557	61,500	31,272
Tax payable	15,459	2,221	43,118	12,722
Accrued liabilities and other current liabilities	(606)	(87)	2,623	4,143
Operating lease liability	(42,228)	(6,066)
Other non-current liabilities	2,735	393		(500)
Deferred revenue, current and non-current	218,344	31,363	361,182	103,677
Net cash used in operating activities	(148,164)	(21,284)	(112,942)	(60,120)
Cash flows from investing activities:
Purchase of short-term investments	(35,841)	(5,148)	(404,041)	(143,913)
Proceeds from maturity of short-term investments	187,737	26,967	34,544	224,529
Purchase of property and equipment	(49,386)	(7,094)	(41,715)	(10,721)
Purchase of intangible assets	(2,278)	(327)	(1,347)
Proceeds from disposition of property and equipment			479	6
Purchase of investment in equity fund (Note 2(j))	(73)	(10)	(5,646)
Proceeds from return of investment in equity fund (Note 2(j))	87	13	10
Net cash provided by/(used in) investing activities	100,246	14,401	(417,716)	69,901
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares				4,078
Proceeds from exercise of share options	1,097	158
Proceeds from issuance of Class A ordinary shares upon IPO, net of issuance costs			441,166
Proceeds from issuance of Series C convertible redeemable preferred shares, net of issuance costs				338,142
Cash receipts from loan companies (Note 12)			10,595	36,797
Cash payment for repurchase employee vested share options			(2,243)	(1,826)
Cash payment for repurchase ordinary shares (Note 15)	(10,730)	(1,541)
Prepayment for repurchase of ordinary shares (Note 8)	(6,711)	(964)
Repayment of cash to loan companies (Note 12)			(5,540)
Net cash provided by/(used in) financing activities	(16,344)	(2,347)	443,978	377,191
Net increase/(decrease) in cash and cash equivalents	(64,262)	(9,230)	(86,680)	386,972
Effect of exchange rate changes on cash and cash equivalents	2,522	362	14,919	(11,790)
Cash and cash equivalents at the beginning of year	344,722	49,516	416,483	41,301
Cash, cash equivalents and restricted cash at the end of year	282,982	40,648	344,722	416,483
Supplemental schedule of non-cash operating activities:
Non-cash settlement related to interest expenses and service fee, net			304	(3,202)
Supplemental schedule of non-cash investing and financing activities:
Accounts payable related to the purchase of property and equipment	2,533	364	86	473
Payables related to the purchase of copyright	13,295	1,910
Accrued liabilities and other current liabilities related to repurchase of employee options				2,243
Non—cash settlement related to repayment of loan and corresponding de-recognition of related receivables (Note 12)	7,187		34,172	3,391
Accretion on redeemable Preferred Shares			¥ 28,017	¥ 26,817
Other receivables related to share options settlement (Note 8)	¥ 867	$ 125